Investment in associates - Acquisition of subsidiaries - Schedule of paid and payable consideration, as well as the fair value of the assets acquired and liabilities assumed as of the date of acquisition (Details 1) - DIPI Holding Ltda. and its subsidiaries (“Grupo PAX”) [member] - CLE [member] - BRL (R$)
R$ in Thousands
	Jan. 02, 2025	Dec. 31, 2025
Transferred consideration
Cash transferred as on closing date	R$ 232,886
Remaining installments	50,000
Earnout	46,120
Transferred consideration	329,006
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	2,400
Trade receivables	18,408	R$ 18,408
Inventories	36,576	2,794
Other recoverable taxes	9,965
Property plant and equipment	91,239	R$ 54,011
Goodwill	226,740
Intangible assets (Except goodwill)	71,062
Other credits	18,583
Loans, borrowings and debentures	(77,002)
Trade payables	(7,444)
Other current liabilities	(18,046)
Deferred tax liabilities	(43,475)
Net assets acquired	329,006
Cash received	(2,400)
Consideration transferred, net of cash acquired	R$ 326,606